Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
1
5
Earnings
per
Common
Share
The following table reconciles the weighted av
erage shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2017	2016	201 5
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,215,899	4,180,994	4,127,453

Net dilutive effect of :
Options and warrants	640,410	553,386	513,505
Restricted stock awards	11,662	13,367	34,959
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,867,971	4,747,747	4,675,917

Net income	$4,404	6,350	2,956
Dividends on preferred stock	0	0	(108)
Net income available to common shareholders	$4,404	6,350	2,848
Basic earnings per common share	$1.04	1.52	0.69
Diluted earnings per common share	$0.90	1.34	0.61